Share based compensation expenses - Share options issued by Jimu Parent to employees of the Company (Details)					1 Months Ended	12 Months Ended
	Nov. 28, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Mar. 27, 2018 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥							¥ 36,496,000		¥ 31,018,000		¥ 25,665,000
Options Outstanding
Outstanding at beginning of the year (in shares) | shares							0
Granted (in shares) | shares	610,000	740,000	16,397,500	23,187,818			17,747,500
Exercised (in shares) | shares							0
Forfeited (in shares) | shares							(235,936)
Outstanding at end of the year (in shares) | shares					0		17,511,564		0
Vested and expected to vest at end of the year (in shares) | shares													17,511,564
Weighted Average Remaining Contractual Life
Outstanding (in years)							8 years 5 months 19 days		0 years
Vested and expected to vest (in years)							8 years 5 months 19 days
Average Intrinsic Value
Outstanding | ¥													¥ 153,999,000	¥ 0
Vested and expected to vest at end of the year | ¥													153,999,000
Additional Information
Weighted average grant date fair value of options granted						$ 1.2964
Fair value assumptions
Fair value of the underlying shares on the date of option grants	$ 1.5899	$ 1.4506	$ 1.2785
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥							¥ 26,775,000		¥ 20,910,000		¥ 13,025,000
Options expiration period					10 years
Additional Information
Unrecognized share-based compensation expenses | ¥													¥ 52,959,000.000
Fair value assumptions
Risk-free interest rate, minimum (per annum)							2.70%
Risk-free interest rate, maximum (per annum)							2.89%
Expected term (in years)							10 years
Service-based share options | Minimum
Fair value assumptions
Fair value of the underlying shares on the date of option grants						1.2785
Service-based share options | Maximum
Fair value assumptions
Fair value of the underlying shares on the date of option grants						1.4506
Jimu Parent
Options Outstanding
Outstanding at beginning of the year (in shares) | shares							16,202,892		15,887,042		11,612,548
Granted (in shares) | shares							0		520,000		4,627,563
Exercised (in shares) | shares							0		0		0
Forfeited (in shares) | shares							(333,780)		(204,150)		(353,069)
Outstanding at end of the year (in shares) | shares					16,202,892		15,869,112		16,202,892		15,887,042	11,612,548
Vested and expected to vest at end of the year (in shares) | shares													15,869,112	16,202,892	15,887,042
Exercisable at end of the year (in shares) | shares													12,121,038	9,219,980	5,627,542
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)						0.87		$ 0.87		$ 0.82
Granted (in dollars per share)						0.00		1.00		1.00
Exercised (in dollars per share)						0.00		0.00		0.00
Forfeited (in dollars per share)						1.00		1.00		1.00
Outstanding at end of the year (in dollars per share)					$ 0.87	0.87		0.87		0.87		$ 0.82
Vested and expected to vest at end of the year (in dollars per share)					0.87	0.87		0.87		0.87
Exercisable at end of the year (in dollars per share)					0.79	0.81		0.79		0.74
Weighted Average Remaining Contractual Life
Outstanding (in years)							6 years 5 months 16 days		7 years 9 months		8 years 7 months 17 days	9 years
Vested and expected to vest (in years)							6 years 5 months 16 days		7 years 9 months		8 years 7 months 17 days
Exercisable (in years)							6 years 5 months 16 days		7 years 9 months		8 years 7 months 17 days
Average Intrinsic Value
Outstanding | ¥												$ 2,274,000	¥ 27,885,000	¥ 27,998,000	¥ 26,538,000
Vested and expected to vest at end of the year | ¥													27,885,000	27,998,000	26,538,000
Exercisable at end of the year | ¥													16,353,000	8,824,000	¥ 2,755,000
Jimu Parent | Service-based share options
Share based compensation expenses
Vesting period of options							4 years
Awards vested upon the end of the calendar year or the first anniversary dates of the grants (in percent)							25.00%
Options expiration period							10 years
Additional Information
Weighted average grant date fair value of options granted						0		1.88		$ 1.5
Unrecognized share-based compensation expenses | ¥													¥ 27,902,000	¥ 49,854,000
Unrecognized share-based compensation expenses to be recognized, weighted-average period							7 months 28 days		7 months 28 days
Fair value assumptions
Expected volatility, minimum							34.60%		34.60%
Expected volatility, maximum							40.20%		40.20%
Risk-free interest rate, minimum (per annum)							2.02%		2.02%
Risk-free interest rate, maximum (per annum)							3.02%		3.02%
Exercise multiples, Minimum						2.2		2.2
Exercise multiples, Maximum						2.8		2.8
Expected dividend yield							0.00%		0.00%
Expected term (in years)							10 years		10 years
Jimu Parent | Service-based share options | Minimum
Fair value assumptions
Fair value of the underlying shares on the date of option grants					0.45	0.45		0.45
Jimu Parent | Service-based share options | Maximum
Fair value assumptions
Fair value of the underlying shares on the date of option grants					$ 2.70	$ 2.70		$ 2.70